RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Disclosure of transactions between related parties
Inclusive of those described above, the following table summarizes the transactions the partnership has entered into with related parties for the three and six-month periods ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Transactions during the period
Business services revenues (1)	$15	$62	$73	$141
Interest income	3	—	11	—
____________________________________
(1) Within the business services segment, the partnership provides construction services and fuel products to affiliates of Brookfield.
Inclusive of those described above, the following table summarizes balances with related parties as at June 30, 2023 and December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balances at end of period
Financial assets	$222	$118
Accounts and other receivable, net	267	579
Accounts payable and other (1)	514	603
Non-recourse borrowings in subsidiaries of the partnership	176	55
____________________________________
(1)Includes $300 million related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations (December 31, 2022: $315 million)